DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
Schedule of deferred revenue

	For the Years Ended December 31,
	2019	2018
Beginning balance	$119,948	$109,956
Impact of adopting IFRS 15 on January 1, 2018	—	18,980
Deferred revenue recognized before cumulative catch-up adjustment	(13,334)	(13,738)
Variable consideration adjustment	3,073	—
Interest on financing component of deferred revenue	4,288	4,750
Balance at the end of the period	$113,975	$119,948

Current portion	$11,191	$14,316
Long term portion	102,784	105,632
Total	$113,975	$119,948